UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of October

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Columbia Select Global Equity Fund

Class A | IGLGX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Columbia Select Global Equity Fund | Class A | SSR155-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Global Equity Fund | Class A | SSR155-01_(06/26) |

Columbia Select Global Equity Fund

Class C | RGCEX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$100	1.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Columbia Select Global Equity Fund | Class C | SSR155-04_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Global Equity Fund | Class C | SSR155-04_(06/26) |

Columbia Select Global Equity Fund

Institutional 2 Class | RGERX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$48	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Columbia Select Global Equity Fund | Institutional 2 Class | SSR155-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Global Equity Fund | Institutional 2 Class | SSR155-15_(06/26) |

Columbia Select Global Equity Fund

Institutional 3 Class | CSEYX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$45	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Columbia Select Global Equity Fund | Institutional 3 Class | SSR155-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Global Equity Fund | Institutional 3 Class | SSR155-17_(06/26) |

Columbia Select Global Equity Fund

Institutional Class | CGEZX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Columbia Select Global Equity Fund | Institutional Class | SSR155-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Global Equity Fund | Institutional Class | SSR155-08_(06/26) |

Columbia Seligman Global Technology Fund

Class A | SHGTX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$71	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Columbia Seligman Global Technology Fund | Class A | SSR220-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund | Class A | SSR220-01_(06/26) |

Columbia Seligman Global Technology Fund

Class C | SHTCX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$113	2.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Columbia Seligman Global Technology Fund | Class C | SSR220-04_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund | Class C | SSR220-04_(06/26) |

Columbia Seligman Global Technology Fund

Class R | SGTRX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$85	1.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Columbia Seligman Global Technology Fund | Class R | SSR220-12_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund | Class R | SSR220-12_(06/26) |

Columbia Seligman Global Technology Fund

Class S | CSGAX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$57	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Columbia Seligman Global Technology Fund | Class S | SSR220-16_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund | Class S | SSR220-16_(06/26) |

Columbia Seligman Global Technology Fund

Institutional 2 Class | SGTTX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$54	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Columbia Seligman Global Technology Fund | Institutional 2 Class | SSR220-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund | Institutional 2 Class | SSR220-15_(06/26) |

Columbia Seligman Global Technology Fund

Institutional 3 Class | CGTYX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$51	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Columbia Seligman Global Technology Fund | Institutional 3 Class | SSR220-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund | Institutional 3 Class | SSR220-17_(06/26) |

Columbia Seligman Global Technology Fund

Institutional Class | CSGZX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$57	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Columbia Seligman Global Technology Fund | Institutional Class | SSR220-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund | Institutional Class | SSR220-08_(06/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Select Global Equity Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Global Equity Fund | 2026

Portfolio of Investments
April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Belgium 1.0%
Anheuser-Busch InBev SA/NV	108,806	8,221,560
Brazil 0.7%
NU Holdings Ltd., Class A(a)	382,533	5,539,078
Denmark 0.9%
DSV A/S	30,100	7,402,788
France 4.8%
Legrand SA	99,590	17,842,906
Safran SA	35,379	11,360,650
Schneider Electric SE	28,417	9,042,540
Total		38,246,096
Germany 1.3%
E.ON SE	451,528	10,010,488
Greece 1.0%
National Bank of Greece SA	485,659	7,696,816
Hong Kong 1.0%
AIA Group Ltd.	727,400	7,985,957
Italy 1.0%
UniCredit SpA	102,002	7,882,958
Japan 5.0%
Hitachi Ltd.	275,500	8,760,445
Keyence Corp.	30,500	13,989,311
Konami Holdings Corp.	62,700	7,528,594
Sumitomo Electric Industries Ltd.	137,200	9,032,459
Total		39,310,809
Netherlands 2.7%
ASML Holding NV	14,524	20,995,114
Switzerland 2.0%
TE Connectivity PLC	76,454	16,182,254
Taiwan 7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	855,000	59,355,698
United Kingdom 3.0%
Compass Group PLC	242,723	6,858,628
TechnipFMC PLC	104,180	7,872,882
Common Stocks (continued)
Issuer	Shares	Value ($)
Weir Group PLC (The)	237,546	8,609,939
Total		23,341,449
United States 66.8%
Alphabet, Inc., Class A	112,558	43,312,318
Amazon.com, Inc.(a)	145,986	38,695,049
Cardinal Health, Inc.	38,283	7,384,025
ConocoPhillips Co.	83,974	10,562,250
DexCom, Inc.(a)	123,642	7,362,881
Eli Lilly & Co.	11,227	10,492,754
Hilton Worldwide Holdings, Inc.	28,235	9,150,117
Howmet Aerospace, Inc.	127,819	31,065,130
Insmed, Inc.(a)	57,506	7,839,793
Intuitive Surgical, Inc.(a)	13,568	6,208,853
Lam Research Corp.	247,660	63,861,608
Linde PLC	60,460	30,298,924
MasterCard, Inc., Class A	68,546	34,473,154
Microsoft Corp.	73,444	29,948,994
NVIDIA Corp.	319,014	63,665,624
Thermo Fisher Scientific, Inc.	29,024	13,901,335
TJX Companies, Inc. (The)	94,257	14,774,785
Visa, Inc., Class A	69,305	22,859,561
Walmart, Inc.	221,186	29,181,069
Western Digital Corp.	103,720	45,068,414
Williams Companies, Inc. (The)	120,338	9,182,993
Total		529,289,631
Total Common Stocks (Cost $370,426,590)		781,460,696

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(b),(c)	9,776,641	9,772,730
Total Money Market Funds (Cost $9,772,728)		9,772,730
Total Investments in Securities (Cost $380,199,318)		791,233,426
Other Assets & Liabilities, Net		576,489
Net Assets		$791,809,915
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	5,327,653	186,370,882	(181,925,000)	(805)	9,772,730	1,535	203,596	9,776,641
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Global Equity Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	8,221,560	—	8,221,560
Brazil	5,539,078	—	—	5,539,078
Denmark	—	7,402,788	—	7,402,788
France	—	38,246,096	—	38,246,096
Germany	10,010,488	—	—	10,010,488
Greece	—	7,696,816	—	7,696,816
Hong Kong	—	7,985,957	—	7,985,957
Italy	—	7,882,958	—	7,882,958
Japan	—	39,310,809	—	39,310,809
Netherlands	—	20,995,114	—	20,995,114
Switzerland	16,182,254	—	—	16,182,254
Taiwan	—	59,355,698	—	59,355,698
United Kingdom	7,872,882	15,468,567	—	23,341,449
United States	529,289,631	—	—	529,289,631
Total Common Stocks	568,894,333	212,566,363	—	781,460,696
Money Market Funds	9,772,730	—	—	9,772,730
Total Investments in Securities	578,667,063	212,566,363	—	791,233,426
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2026
5

Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $370,426,590)	$781,460,696
Affiliated issuers (cost $9,772,728)	9,772,730
Foreign currency (cost $290,178)	290,124
Receivable for:
Investments sold	10,828,966
Capital shares sold	234,699
Dividends	490,314
Foreign tax reclaims	364,177
Expense reimbursement due from Investment Manager	276
Prepaid expenses	2,087
Other assets	19,901
Total assets	803,463,970
Liabilities
Payable for:
Investments purchased	10,648,555
Capital shares redeemed	702,034
Management services fees	18,168
Distribution and/or service fees	4,159
Transfer agent fees	41,035
Compensation of board members	1,097
Other expenses	26,012
Deferred compensation of board members	212,995
Total liabilities	11,654,055
Net assets applicable to outstanding capital stock	$791,809,915
Represented by
Paid in capital	357,411,638
Total distributable earnings (loss)	434,398,277
Total - representing net assets applicable to outstanding capital stock	$791,809,915
Class A
Net assets	$566,400,783
Shares outstanding	26,192,166
Net asset value per share	$21.62
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$22.94
Class C
Net assets	$11,912,133
Shares outstanding	699,320
Net asset value per share	$17.03
Institutional Class
Net assets	$176,498,848
Shares outstanding	7,901,121
Net asset value per share	$22.34
Institutional 2 Class
Net assets	$11,136,582
Shares outstanding	494,189
Net asset value per share	$22.54
Institutional 3 Class
Net assets	$25,861,569
Shares outstanding	1,167,495
Net asset value per share	$22.15
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Global Equity Fund  | 2026

Statement of Operations
Six Months Ended April 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,756,380
Dividends — affiliated issuers	203,596
Foreign taxes withheld	(157,974)
Total income	2,802,002
Expenses:
Management services fees	3,162,179
Distribution and/or service fees
Class A	673,277
Class C	56,604
Transfer agent fees
Class A	207,729
Class C	4,368
Institutional Class	62,126
Institutional 2 Class	2,829
Institutional 3 Class	506
Custodian fees	16,756
Printing and postage fees	23,855
Registration fees	45,465
Accounting services fees	23,055
Legal fees	14,147
Compensation of chief compliance officer	60
Compensation of board members	9,367
Deferred compensation of board members	9,130
Other	14,291
Total expenses	4,325,744
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,678)
Total net expenses	4,276,066
Net investment loss	(1,474,064)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	29,548,763
Investments — affiliated issuers	1,535
Foreign currency translations	62,781
Net realized gain	29,613,079
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	31,586,594
Investments — affiliated issuers	(805)
Foreign currency translations	6,907
Foreign capital gains tax	301,829
Net change in unrealized appreciation (depreciation)	31,894,525
Net realized and unrealized gain	61,507,604
Net increase in net assets resulting from operations	$60,033,540
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2026
7

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations
Net investment loss	$(1,474,064)	$(1,127,777)
Net realized gain	29,613,079	60,714,535
Net change in unrealized appreciation (depreciation)	31,894,525	68,222,204
Net increase in net assets resulting from operations	60,033,540	127,808,962
Distributions to shareholders
Net investment income and net realized gains
Class A	(45,932,571)	(31,452,524)
Class C	(1,165,970)	(909,163)
Institutional Class	(13,441,403)	(10,024,255)
Institutional 2 Class	(901,478)	(961,997)
Institutional 3 Class	(2,059,991)	(1,467,490)
Total distributions to shareholders	(63,501,413)	(44,815,429)
Increase (decrease) in net assets from capital stock activity	35,297,369	(45,287,849)
Total increase in net assets	31,829,496	37,705,684
Net assets at beginning of period	759,980,419	722,274,735
Net assets at end of period	$791,809,915	$759,980,419
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Global Equity Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2026 (Unaudited)		October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	337,830	6,955,687	836,456	16,221,082
Distributions reinvested	2,306,781	45,120,634	1,606,374	30,890,573
Shares redeemed	(1,604,750)	(33,022,299)	(3,203,406)	(62,864,060)
Net increase (decrease)	1,039,861	19,054,022	(760,576)	(15,752,405)
Advisor Class
Shares sold	—	—	4,617	96,625
Shares redeemed	—	—	(481,279)	(10,111,714)
Net decrease	—	—	(476,662)	(10,015,089)
Class C
Shares sold	56,325	912,683	96,046	1,526,277
Distributions reinvested	75,467	1,165,970	58,280	909,163
Shares redeemed	(89,060)	(1,460,312)	(236,054)	(3,743,044)
Net increase (decrease)	42,732	618,341	(81,728)	(1,307,604)
Institutional Class
Shares sold	1,143,114	24,412,446	2,024,725	40,965,466
Distributions reinvested	643,198	12,986,160	492,311	9,742,825
Shares redeemed	(1,122,079)	(23,946,615)	(2,966,513)	(59,767,563)
Net increase (decrease)	664,233	13,451,991	(449,477)	(9,059,272)
Institutional 2 Class
Shares sold	41,466	904,744	112,805	2,293,945
Distributions reinvested	44,277	901,478	48,229	961,684
Shares redeemed	(57,138)	(1,220,576)	(472,636)	(9,640,822)
Net increase (decrease)	28,605	585,646	(311,602)	(6,385,193)
Institutional 3 Class
Shares sold	128,692	2,703,544	205,877	4,076,183
Distributions reinvested	102,919	2,059,422	74,729	1,466,937
Shares redeemed	(150,880)	(3,175,597)	(413,653)	(8,311,406)
Net increase (decrease)	80,731	1,587,369	(133,047)	(2,768,286)
Total net increase (decrease)	1,856,162	35,297,369	(2,213,092)	(45,287,849)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2026 (Unaudited)	$21.88	(0.05)	1.64	1.59	(0.07)	(1.78)	(1.85)
Year Ended 10/31/2025	$19.54	(0.04)	3.61	3.57	—	(1.23)	(1.23)
Year Ended 10/31/2024	$15.23	(0.03)(d)	5.08	5.05	—	(0.74)	(0.74)
Year Ended 10/31/2023	$13.83	0.01	1.39	1.40	—	—	—
Year Ended 10/31/2022	$21.19	(0.06)	(5.51)	(5.57)	—	(1.79)	(1.79)
Year Ended 10/31/2021	$16.59	(0.10)	6.18	6.08	—	(1.48)	(1.48)
Class C
Six Months Ended 4/30/2026 (Unaudited)	$17.63	(0.10)	1.28	1.18	—	(1.78)	(1.78)
Year Ended 10/31/2025	$16.09	(0.15)	2.92	2.77	—	(1.23)	(1.23)
Year Ended 10/31/2024	$12.74	(0.14)(d)	4.23	4.09	—	(0.74)	(0.74)
Year Ended 10/31/2023	$11.66	(0.09)	1.17	1.08	—	—	—
Year Ended 10/31/2022	$18.13	(0.16)	(4.67)	(4.83)	—	(1.64)	(1.64)
Year Ended 10/31/2021	$14.38	(0.20)	5.32	5.12	—	(1.37)	(1.37)
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$22.56	(0.02)	1.70	1.68	(0.12)	(1.78)	(1.90)
Year Ended 10/31/2025	$20.07	0.01	3.71	3.72	—	(1.23)	(1.23)
Year Ended 10/31/2024	$15.58	0.02 (d)	5.21	5.23	—	(0.74)	(0.74)
Year Ended 10/31/2023	$14.12	0.05	1.41	1.46	—	—	—
Year Ended 10/31/2022	$21.59	(0.02)	(5.61)	(5.63)	—	(1.84)	(1.84)
Year Ended 10/31/2021	$16.88	(0.05)	6.28	6.23	—	(1.52)	(1.52)
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$22.74	(0.02)	1.72	1.70	(0.12)	(1.78)	(1.90)
Year Ended 10/31/2025	$20.22	0.01	3.74	3.75	—	(1.23)	(1.23)
Year Ended 10/31/2024	$15.69	0.03 (d)	5.24	5.27	—	(0.74)	(0.74)
Year Ended 10/31/2023	$14.21	0.06	1.42	1.48	—	—	—
Year Ended 10/31/2022	$21.71	(0.03)	(5.63)	(5.66)	—	(1.84)	(1.84)
Year Ended 10/31/2021	$16.97	(0.05)	6.32	6.27	—	(1.53)	(1.53)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Global Equity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2026 (Unaudited)	$21.62	8.13%	1.22%	1.20%	(0.45% )	43%	$566,401
Year Ended 10/31/2025	$21.88	19.12%	1.23%	1.21% (c)	(0.22% )	51%	$550,220
Year Ended 10/31/2024	$19.54	34.06%	1.24%	1.21% (c)	(0.14% )(d)	35%	$506,394
Year Ended 10/31/2023	$15.23	10.12%	1.27% (e)	1.24% (c),(e)	0.08%	55%	$411,470
Year Ended 10/31/2022	$13.83	(28.71% )	1.25%	1.25% (c)	(0.38% )	61%	$406,840
Year Ended 10/31/2021	$21.19	38.90%	1.24%	1.24% (c)	(0.51% )	47%	$618,703
Class C
Six Months Ended 4/30/2026 (Unaudited)	$17.03	7.74%	1.97%	1.95%	(1.21% )	43%	$11,912
Year Ended 10/31/2025	$17.63	18.19%	1.98%	1.96% (c)	(0.96% )	51%	$11,574
Year Ended 10/31/2024	$16.09	33.14%	1.99%	1.96% (c)	(0.89% )(d)	35%	$11,878
Year Ended 10/31/2023	$12.74	9.26%	2.02% (e)	2.00% (c),(e)	(0.67% )	55%	$10,729
Year Ended 10/31/2022	$11.66	(29.26% )	2.00%	2.00% (c)	(1.14% )	61%	$13,282
Year Ended 10/31/2021	$18.13	37.88%	1.99%	1.99% (c)	(1.26% )	47%	$22,320
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$22.34	8.32%	0.97%	0.95%	(0.20% )	43%	$176,499
Year Ended 10/31/2025	$22.56	19.38%	0.98%	0.96% (c)	0.04%	51%	$163,258
Year Ended 10/31/2024	$20.07	34.46%	0.99%	0.96% (c)	0.10% (d)	35%	$154,254
Year Ended 10/31/2023	$15.58	10.34%	1.02% (e)	0.99% (c),(e)	0.33%	55%	$120,530
Year Ended 10/31/2022	$14.12	(28.52% )	1.00%	1.00% (c)	(0.13% )	61%	$118,704
Year Ended 10/31/2021	$21.59	39.20%	0.99%	0.99% (c)	(0.26% )	47%	$172,899
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$22.54	8.37%	0.94%	0.93%	(0.18% )	43%	$11,137
Year Ended 10/31/2025	$22.74	19.38%	0.95%	0.93%	0.06%	51%	$10,590
Year Ended 10/31/2024	$20.22	34.48%	0.96%	0.92%	0.13% (d)	35%	$15,714
Year Ended 10/31/2023	$15.69	10.42%	0.97% (e)	0.95% (e)	0.39%	55%	$17,308
Year Ended 10/31/2022	$14.21	(28.48% )	0.95%	0.95%	(0.17% )	61%	$14,500
Year Ended 10/31/2021	$21.71	39.22%	0.96%	0.96%	(0.26% )	47%	$23,449
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2026
11

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$22.40	(0.01)	1.67	1.66	(0.13)	(1.78)	(1.91)
Year Ended 10/31/2025	$19.92	0.02	3.69	3.71	—	(1.23)	(1.23)
Year Ended 10/31/2024	$15.46	0.03 (d)	5.17	5.20	—	(0.74)	(0.74)
Year Ended 10/31/2023	$13.99	0.07	1.40	1.47	—	—	—
Year Ended 10/31/2022	$21.41	(0.01)	(5.56)	(5.57)	—	(1.85)	(1.85)
Year Ended 10/31/2021	$16.75	(0.03)	6.23	6.20	—	(1.54)	(1.54)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 10/31/2024
Class A	lessthan 0.01	0.02
Class C	lessthan 0.01	0.02
Institutional Class	lessthan 0.01	0.02
Institutional 2 Class	lessthan 0.01	0.02
Institutional 3 Class	lessthan 0.01	0.02

(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Global Equity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$22.15	8.33%	0.89%	0.88%	(0.13% )	43%	$25,862
Year Ended 10/31/2025	$22.40	19.48%	0.90%	0.88%	0.11%	51%	$24,339
Year Ended 10/31/2024	$19.92	34.54%	0.91%	0.87%	0.18% (d)	35%	$24,296
Year Ended 10/31/2023	$15.46	10.51%	0.92% (e)	0.90% (e)	0.43%	55%	$17,406
Year Ended 10/31/2022	$13.99	(28.46% )	0.90%	0.90%	(0.05% )	61%	$16,920
Year Ended 10/31/2021	$21.41	39.33%	0.90%	0.90%	(0.18% )	47%	$29,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2026
13

Notes to Financial Statements
April 30, 2026 (Unaudited)
Note 1. Organization
Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Columbia Select Global Equity Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Select Global Equity Fund  | 2026
15

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
16
Columbia Select Global Equity Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2026 was 0.85% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Select Global Equity Fund  | 2026
17

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,107,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
18
Columbia Select Global Equity Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	100,692
Class C	—	1.00 (b)	558

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2026 through February 28, 2027 (%)	Prior to March 1, 2026 (%)
Class A	1.20	1.22
Class C	1.95	1.97
Institutional Class	0.95	0.97
Institutional 2 Class	0.92	0.94
Institutional 3 Class	0.87	0.89
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
380,199,000	415,120,000	(4,086,000)	411,034,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Select Global Equity Fund  | 2026
19

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $321,313,928 and $355,737,967, respectively, for the six months ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
20
Columbia Select Global Equity Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
The Fund had no borrowings during the six months ended April 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, affiliated shareholders of record owned 64.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could
Columbia Select Global Equity Fund  | 2026
21

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Columbia Select Global Equity Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Global Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR155_(06/26)

Columbia Seligman Global Technology Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Seligman Global Technology Fund | 2026

Portfolio of Investments
April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Cayman Islands 1.1%
Grab Holdings Ltd., Class A(a)	1,451,700	5,545,494
Rigaku Holdings Corp.	2,359,200	40,657,415
Total		46,202,909
Germany 0.2%
TeamViewer SE(a)	1,168,755	6,530,265
Israel 1.3%
Check Point Software Technologies Ltd.(a)	148,488	16,700,445
CyberArk Software(a),(b),(c),(d)	30,303	1,363,635
Wix.com Ltd.(a)	461,289	34,453,676
Total		52,517,756
Japan 1.4%
Renesas Electronics Corp.	2,834,600	57,323,117
Netherlands 1.6%
NXP Semiconductors NV	229,351	67,335,160
South Korea 0.1%
DoubleDown Interactive Co., Ltd., ADR(a)	378,216	4,118,772
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	162,792	64,475,400
United States 91.4%
Adeia, Inc.	1,390,246	44,279,335
Advanced Energy Industries, Inc.	89,139	34,221,353
Airbnb, Inc., Class A(a)	161,839	22,715,722
Alphabet, Inc., Class A	468,186	180,157,973
Alphabet, Inc., Class C	201,187	76,841,363
Amazon.com, Inc.(a)	168,536	44,672,152
American Electric Power Co., Inc.	144,158	19,765,503
Apple, Inc.	434,517	117,906,188
Applied Materials, Inc.(e)	375,914	148,294,314
Arista Networks, Inc.(a)	393,428	67,948,950
Atlassian Corp., Class A(a)	143,668	9,854,188
BILL Holdings, Inc.(a)	326,393	12,402,934
Block, Inc., Class A(a)	401,153	28,285,298
Bloom Energy Corp., Class A(a),(e)	1,985,206	562,527,972
Broadcom, Inc.	478,691	199,819,984
Common Stocks (continued)
Issuer	Shares	Value ($)
Cisco Systems, Inc.	761,038	69,634,977
Coherent Corp.(a)	38,712	12,376,614
Coursera, Inc.(a)	1,424,374	8,475,025
DocuSign, Inc.(a)	429,973	19,774,458
Dropbox, Inc., Class A(a)	709,723	17,239,172
eBay, Inc.	282,789	29,263,006
F5, Inc.(a)	66,160	21,429,224
Fiverr International Ltd.(a)	474,728	5,525,834
Forgent Power Solutions, Inc.(a)	82,860	3,117,193
Gen Digital, Inc.	2,191,481	42,273,668
Global Payments, Inc.	670,289	48,233,996
GoDaddy, Inc., Class A(a)	684,712	59,426,154
Hewlett Packard Enterprise Co.	1,915,720	55,115,264
Intuit, Inc.	45,300	17,599,050
Lam Research Corp.(e)	1,102,469	284,282,656
Lyft, Inc., Class A(a)	2,380,491	33,683,948
Marvell Technology, Inc.(e)	1,387,454	229,138,028
Match Group, Inc.	1,271,295	47,571,859
Meta Platforms, Inc., Class A	62,232	38,080,383
Microsoft Corp.	287,055	117,055,288
NetApp, Inc.	544,650	60,330,880
NVIDIA Corp.	1,000,948	199,759,192
ON Semiconductor Corp.(a)	466,270	47,004,679
Oracle Corp.	277,168	44,732,144
Palo Alto Networks, Inc.(a)	212,902	38,177,587
Pinterest, Inc., Class A(a)	1,784,798	35,089,129
QUALCOMM, Inc.	183,557	32,963,166
RingCentral, Inc., Class A	507,279	20,402,761
SailPoint, Inc.(a)	349,824	3,994,990
Salesforce, Inc.	309,678	54,667,457
SBA Communications Corp.	18,860	4,171,832
Semtech Corp.(a)	577,370	60,652,718
ServiceNow, Inc.(a)	243,290	21,484,940
Synaptics, Inc.(a)	673,525	63,035,205
Synopsys, Inc.(a)	63,956	30,865,166
Tenable Holdings, Inc.(a)	1,119,922	23,395,171
Teradyne, Inc.(e)	206,287	70,853,396
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trimble, Inc.(a)	405,980	27,330,574
TripAdvisor, Inc.(a)	1,023,940	11,396,452
Visa, Inc., Class A	253,471	83,604,875
Western Digital Corp.(e)	365,478	158,807,501
X-Energy, Inc.(a)	76,594	2,430,328
Total		3,824,139,169
Total Common Stocks (Cost $1,642,702,239)		4,122,642,548

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(f),(g)	96,476,809	96,438,219
Total Money Market Funds (Cost $96,438,046)		96,438,219
Total Investments in Securities (Cost $1,739,140,285)		4,219,080,767
Other Assets & Liabilities, Net		(36,778,085)
Net Assets		$4,182,302,682
At April 30, 2026, securities and/or cash totaling $341,213,519 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Applied Materials, Inc.	Morgan Stanley	USD	(12,071,394)	(306)	470.00	05/15/2026	(132,029)	(91,035)
Applied Materials, Inc.	Morgan Stanley	USD	(12,071,394)	(306)	460.00	05/15/2026	(191,698)	(112,455)
Applied Materials, Inc.	Morgan Stanley	USD	(12,071,394)	(306)	450.00	05/15/2026	(239,127)	(162,945)
Applied Materials, Inc.	Morgan Stanley	USD	(26,864,769)	(681)	490.00	06/18/2026	(721,166)	(539,692)
Bloom Energy Corp.	Morgan Stanley	USD	(16,491,552)	(582)	210.00	05/15/2026	(431,540)	(4,426,110)
Bloom Energy Corp.	Morgan Stanley	USD	(49,361,312)	(1,742)	200.00	05/15/2026	(1,552,953)	(14,776,515)
Bloom Energy Corp.	Morgan Stanley	USD	(65,852,864)	(2,324)	260.00	06/18/2026	(3,711,248)	(12,468,260)
Lam Research Corp.	Morgan Stanley	USD	(36,848,194)	(1,429)	370.00	06/18/2026	(716,710)	(223,639)
Marvell Technology, Inc.	Morgan Stanley	USD	(45,878,670)	(2,778)	180.00	06/18/2026	(899,351)	(3,826,695)
Teradyne, Inc.	Morgan Stanley	USD	(32,286,180)	(940)	440.00	05/15/2026	(952,843)	(103,400)
Western Digital Corp.	Morgan Stanley	USD	(10,341,576)	(238)	510.00	05/29/2026	(406,038)	(418,880)
Western Digital Corp.	Morgan Stanley	USD	(24,637,284)	(567)	500.00	05/29/2026	(627,526)	(1,134,000)
Total							(10,582,229)	(38,283,626)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $1,363,635, which represents 0.03% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At April 30, 2026, the total market value of these securities amounted to $1,363,635, which represents 0.03% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
CyberArk Software	02/11/2026	30,303	1,363,635	1,363,635

(d)	Valuation based on significant unobservable inputs.
(e)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	43,253,570	394,717,155	(341,527,501)	(5,005)	96,438,219	—	2,528	658,677	96,476,809
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Cayman Islands	46,202,909	—	—	46,202,909
Germany	—	6,530,265	—	6,530,265
Israel	51,154,121	—	1,363,635	52,517,756
Japan	—	57,323,117	—	57,323,117
Netherlands	67,335,160	—	—	67,335,160
South Korea	4,118,772	—	—	4,118,772
Taiwan	64,475,400	—	—	64,475,400
United States	3,824,139,169	—	—	3,824,139,169
Total Common Stocks	4,057,425,531	63,853,382	1,363,635	4,122,642,548
Money Market Funds	96,438,219	—	—	96,438,219
Total Investments in Securities	4,153,863,750	63,853,382	1,363,635	4,219,080,767
Investments in Derivatives
Liability
Call Option Contracts Written	(38,283,626)	—	—	(38,283,626)
Total	4,115,580,124	63,853,382	1,363,635	4,180,797,141
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2026

Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,642,702,239)	$4,122,642,548
Affiliated issuers (cost $96,438,046)	96,438,219
Cash	264,950
Foreign currency (cost $71)	73
Receivable for:
Investments sold	15,160,326
Capital shares sold	5,760,261
Dividends	231,875
Expense reimbursement due from Investment Manager	762
Prepaid expenses	3,724
Other assets	45,722
Total assets	4,240,548,460
Liabilities
Option contracts written, at value (premiums received $10,582,229)	38,283,626
Payable for:
Investments purchased	14,551,544
Capital shares redeemed	4,820,174
Management services fees	100,766
Distribution and/or service fees	22,854
Transfer agent fees	258,229
Compensation of board members	2,078
Other expenses	46,538
Deferred compensation of board members	159,969
Total liabilities	58,245,778
Net assets applicable to outstanding capital stock	$4,182,302,682
Represented by
Paid in capital	1,266,452,866
Total distributable earnings (loss)	2,915,849,816
Total - representing net assets applicable to outstanding capital stock	$4,182,302,682
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2026

Statement of Assets and Liabilities (continued)
April 30, 2026 (Unaudited)
Class A
Net assets	$2,281,252,614
Shares outstanding	18,668,393
Net asset value per share	$122.20
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$129.66
Class C
Net assets	$103,573,815
Shares outstanding	1,632,395
Net asset value per share	$63.45
Institutional Class
Net assets	$1,073,263,884
Shares outstanding	8,376,586
Net asset value per share	$128.13
Institutional 2 Class
Net assets	$253,543,903
Shares outstanding	1,954,218
Net asset value per share	$129.74
Institutional 3 Class
Net assets	$105,402,670
Shares outstanding	820,476
Net asset value per share	$128.47
Class R
Net assets	$350,276,095
Shares outstanding	3,128,608
Net asset value per share	$111.96
Class S
Net assets	$14,989,701
Shares outstanding	116,982
Net asset value per share	$128.14
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2026

Statement of Operations
Six Months Ended April 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,990,729
Dividends — affiliated issuers	658,677
Foreign taxes withheld	(166,063)
Total income	9,483,343
Expenses:
Management services fees	14,989,354
Distribution and/or service fees
Class A	2,273,109
Class C	427,201
Class R	718,158
Transfer agent fees
Class A	866,642
Class C	40,711
Institutional Class	400,457
Institutional 2 Class	50,228
Institutional 3 Class	1,760
Class R	136,871
Class S	5,976
Custodian fees	11,252
Printing and postage fees	43,796
Registration fees	77,417
Accounting services fees	16,503
Legal fees	33,278
Compensation of chief compliance officer	256
Compensation of board members	22,233
Deferred compensation of board members	10,603
Other	28,281
Total expenses	20,154,086
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(295,916)
Total net expenses	19,858,170
Net investment loss	(10,374,827)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	476,363,784
Investments — affiliated issuers	2,528
Foreign currency translations	16,241
Option contracts purchased	863,818
Option contracts written	6,729,552
Net realized gain	483,975,923
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	487,124,564
Investments — affiliated issuers	(5,005)
Foreign currency translations	806
Option contracts written	(23,429,759)
Net change in unrealized appreciation (depreciation)	463,690,606
Net realized and unrealized gain	947,666,529
Net increase in net assets resulting from operations	$937,291,702
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations
Net investment loss	$(10,374,827)	$(13,233,209)
Net realized gain	483,975,923	276,856,691
Net change in unrealized appreciation (depreciation)	463,690,606	915,592,383
Net increase in net assets resulting from operations	937,291,702	1,179,215,865
Distributions to shareholders
Net investment income and net realized gains
Class A	(135,363,315)	(174,420,086)
Class C	(11,016,415)	(14,915,830)
Institutional Class	(60,866,260)	(72,400,080)
Institutional 2 Class	(13,277,350)	(18,472,714)
Institutional 3 Class	(6,294,329)	(11,477,420)
Class R	(22,696,059)	(29,722,934)
Class S	(951,323)	(1,550,078)
Total distributions to shareholders	(250,465,051)	(322,959,142)
Increase in net assets from capital stock activity	175,947,526	71,871,932
Total increase in net assets	862,774,177	928,128,655
Net assets at beginning of period	3,319,528,505	2,391,399,850
Net assets at end of period	$4,182,302,682	$3,319,528,505
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2026 (Unaudited)		October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	651,256	66,304,351	845,059	64,255,953
Distributions reinvested	1,355,936	128,000,338	2,251,901	164,884,187
Shares redeemed	(1,153,880)	(113,539,455)	(2,560,775)	(190,154,148)
Net increase	853,312	80,765,234	536,185	38,985,992
Advisor Class
Shares sold	—	—	51,071	4,357,617
Shares redeemed	—	—	(1,018,965)	(88,576,930)
Net decrease	—	—	(967,894)	(84,219,313)
Class C
Shares sold	198,886	10,608,879	299,355	12,579,548
Distributions reinvested	223,908	11,007,307	366,429	14,899,005
Shares redeemed	(369,504)	(19,219,555)	(668,572)	(28,282,004)
Net increase (decrease)	53,290	2,396,631	(2,788)	(803,451)
Institutional Class
Shares sold	964,737	101,868,608	2,878,919	231,875,959
Distributions reinvested	606,572	59,983,900	932,091	71,193,110
Shares redeemed	(973,970)	(101,463,285)	(1,960,444)	(154,261,265)
Net increase	597,339	60,389,223	1,850,566	148,807,804
Institutional 2 Class
Shares sold	394,896	41,958,546	492,779	40,255,941
Distributions reinvested	129,820	12,997,613	231,812	17,907,478
Shares redeemed	(258,315)	(27,010,739)	(847,752)	(67,536,625)
Net increase (decrease)	266,401	27,945,420	(123,161)	(9,373,206)
Institutional 3 Class
Shares sold	72,437	7,554,074	292,999	22,081,661
Distributions reinvested	63,328	6,276,456	149,675	11,453,131
Shares redeemed	(105,290)	(11,373,744)	(728,928)	(57,454,517)
Net increase (decrease)	30,475	2,456,786	(286,254)	(23,919,725)
Class R
Shares sold	80,591	7,336,992	209,305	14,767,499
Distributions reinvested	262,140	22,696,059	439,428	29,722,931
Shares redeemed	(298,422)	(27,272,666)	(567,105)	(39,634,164)
Net increase	44,309	2,760,385	81,628	4,856,266
Class S
Shares sold	518	53,524	7,580	658,936
Distributions reinvested	9,619	951,323	20,292	1,550,078
Shares redeemed	(17,234)	(1,771,000)	(57,254)	(4,671,449)
Net decrease	(7,097)	(766,153)	(29,382)	(2,462,435)
Total net increase	1,838,029	175,947,526	1,058,900	71,871,932
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2026 (Unaudited)	$102.44	(0.33)	27.75	27.42	—	(7.66)	(7.66)
Year Ended 10/31/2025	$76.13	(0.43)	36.93	36.50	—	(10.19)	(10.19)
Year Ended 10/31/2024	$57.30	(0.29)	23.19	22.90	—	(4.07)	(4.07)
Year Ended 10/31/2023	$50.04	(0.22)	9.37	9.15	—	(1.89)	(1.89)
Year Ended 10/31/2022	$74.57	(0.33)	(15.61)	(15.94)	—	(8.59)	(8.59)
Year Ended 10/31/2021	$50.39	(0.19)	30.21	30.02	(0.16)	(5.68)	(5.84)
Class C
Six Months Ended 4/30/2026 (Unaudited)	$56.51	(0.37)	14.40	14.03	—	(7.09)	(7.09)
Year Ended 10/31/2025	$46.03	(0.56)	20.77	20.21	—	(9.73)	(9.73)
Year Ended 10/31/2024	$36.28	(0.50)	14.32	13.82	—	(4.07)	(4.07)
Year Ended 10/31/2023	$32.57	(0.41)	6.01	5.60	—	(1.89)	(1.89)
Year Ended 10/31/2022	$51.23	(0.52)	(10.05)	(10.57)	—	(8.09)	(8.09)
Year Ended 10/31/2021	$36.22	(0.48)	21.17	20.69	—	(5.68)	(5.68)
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$107.10	(0.22)	29.10	28.88	—	(7.85)	(7.85)
Year Ended 10/31/2025	$79.15	(0.25)	38.57	38.32	—	(10.37)	(10.37)
Year Ended 10/31/2024	$59.30	(0.12)	24.04	23.92	—	(4.07)	(4.07)
Year Ended 10/31/2023	$51.59	(0.09)	9.69	9.60	—	(1.89)	(1.89)
Year Ended 10/31/2022	$76.62	(0.18)	(16.10)	(16.28)	—	(8.75)	(8.75)
Year Ended 10/31/2021	$51.62	(0.03)	30.99	30.96	(0.28)	(5.68)	(5.96)
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$108.36	(0.20)	29.46	29.26	—	(7.88)	(7.88)
Year Ended 10/31/2025	$79.97	(0.21)	39.00	38.79	—	(10.40)	(10.40)
Year Ended 10/31/2024	$59.85	(0.09)	24.28	24.19	—	(4.07)	(4.07)
Year Ended 10/31/2023	$52.02	(0.06)	9.78	9.72	—	(1.89)	(1.89)
Year Ended 10/31/2022	$77.18	(0.14)	(16.23)	(16.37)	—	(8.79)	(8.79)
Year Ended 10/31/2021	$51.96	(0.01)	31.21	31.20	(0.30)	(5.68)	(5.98)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2026 (Unaudited)	$122.20	28.97%	1.26%	1.25%	(0.67% )	17%	$2,281,253
Year Ended 10/31/2025	$102.44	53.28%	1.28%	1.25% (c)	(0.57% )	25%	$1,824,938
Year Ended 10/31/2024	$76.13	41.49%	1.28%	1.27% (c)	(0.41% )	46%	$1,315,459
Year Ended 10/31/2023	$57.30	18.82%	1.30%	1.30% (c)	(0.40% )	22%	$1,033,317
Year Ended 10/31/2022	$50.04	(24.74% )	1.29% (d)	1.29% (c),(d)	(0.53% )	17%	$920,639
Year Ended 10/31/2021	$74.57	63.49%	1.29% (d)	1.29% (c),(d)	(0.29% )	31%	$1,318,628
Class C
Six Months Ended 4/30/2026 (Unaudited)	$63.45	28.49%	2.01%	2.00%	(1.42% )	17%	$103,574
Year Ended 10/31/2025	$56.51	52.15%	2.03%	2.00% (c)	(1.31% )	25%	$89,228
Year Ended 10/31/2024	$46.03	40.41%	2.03%	2.02% (c)	(1.16% )	46%	$72,816
Year Ended 10/31/2023	$36.28	17.97%	2.05%	2.05% (c)	(1.14% )	22%	$61,803
Year Ended 10/31/2022	$32.57	(25.32% )	2.04% (d)	2.04% (c),(d)	(1.28% )	17%	$60,256
Year Ended 10/31/2021	$51.23	62.27%	2.04% (d)	2.04% (c),(d)	(1.05% )	31%	$94,295
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$128.13	29.13%	1.01%	1.00%	(0.42% )	17%	$1,073,264
Year Ended 10/31/2025	$107.10	53.68%	1.03%	1.00% (c)	(0.32% )	25%	$833,141
Year Ended 10/31/2024	$79.15	41.82%	1.03%	1.02% (c)	(0.16% )	46%	$469,284
Year Ended 10/31/2023	$59.30	19.14%	1.05%	1.05% (c)	(0.15% )	22%	$326,634
Year Ended 10/31/2022	$51.59	(24.56% )	1.04% (d)	1.04% (c),(d)	(0.28% )	17%	$243,966
Year Ended 10/31/2021	$76.62	63.88%	1.04% (d)	1.04% (c),(d)	(0.04% )	31%	$358,757
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$129.74	29.14%	0.97%	0.95%	(0.38% )	17%	$253,544
Year Ended 10/31/2025	$108.36	53.75%	0.98%	0.96%	(0.27% )	25%	$182,886
Year Ended 10/31/2024	$79.97	41.89%	0.99%	0.97%	(0.12% )	46%	$144,826
Year Ended 10/31/2023	$59.85	19.21%	0.99%	0.99%	(0.10% )	22%	$83,434
Year Ended 10/31/2022	$52.02	(24.51% )	0.99% (d)	0.99% (d)	(0.22% )	17%	$67,496
Year Ended 10/31/2021	$77.18	63.97%	0.99% (d)	0.99% (d)	(0.01% )	31%	$61,324
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$107.38	(0.17)	29.18	29.01	—	(7.92)	(7.92)
Year Ended 10/31/2025	$79.34	(0.17)	38.65	38.48	—	(10.44)	(10.44)
Year Ended 10/31/2024	$59.37	(0.08)	24.12	24.04	—	(4.07)	(4.07)
Year Ended 10/31/2023	$51.60	(0.03)	9.69	9.66	—	(1.89)	(1.89)
Year Ended 10/31/2022	$76.62	(0.12)	(16.08)	(16.20)	—	(8.82)	(8.82)
Year Ended 10/31/2021	$51.61	0.05	30.96	31.01	(0.32)	(5.68)	(6.00)
Class R
Six Months Ended 4/30/2026 (Unaudited)	$94.42	(0.42)	25.43	25.01	—	(7.47)	(7.47)
Year Ended 10/31/2025	$70.90	(0.57)	34.11	33.54	—	(10.02)	(10.02)
Year Ended 10/31/2024	$53.73	(0.44)	21.68	21.24	—	(4.07)	(4.07)
Year Ended 10/31/2023	$47.14	(0.35)	8.83	8.48	—	(1.89)	(1.89)
Year Ended 10/31/2022	$70.73	(0.45)	(14.72)	(15.17)	—	(8.42)	(8.42)
Year Ended 10/31/2021	$48.06	(0.34)	28.74	28.40	(0.05)	(5.68)	(5.73)
Class S
Six Months Ended 4/30/2026 (Unaudited)	$107.11	(0.22)	29.10	28.88	—	(7.85)	(7.85)
Year Ended 10/31/2025	$79.16	(0.25)	38.57	38.32	—	(10.37)	(10.37)
Year Ended 10/31/2024(e)	$79.15	(0.04)	0.05	0.01	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$128.47	29.20%	0.92%	0.90%	(0.33% )	17%	$105,403
Year Ended 10/31/2025	$107.38	53.80%	0.93%	0.91%	(0.21% )	25%	$84,832
Year Ended 10/31/2024	$79.34	41.99%	0.94%	0.92%	(0.11% )	46%	$85,387
Year Ended 10/31/2023	$59.37	19.25%	0.94%	0.94%	(0.05% )	22%	$18,374
Year Ended 10/31/2022	$51.60	(24.48% )	0.94% (d)	0.94% (d)	(0.19% )	17%	$12,081
Year Ended 10/31/2021	$76.62	64.05%	0.94% (d)	0.94% (d)	0.07%	31%	$15,737
Class R
Six Months Ended 4/30/2026 (Unaudited)	$111.96	28.81%	1.51%	1.50%	(0.92% )	17%	$350,276
Year Ended 10/31/2025	$94.42	52.88%	1.53%	1.50% (c)	(0.82% )	25%	$291,214
Year Ended 10/31/2024	$70.90	41.14%	1.53%	1.52% (c)	(0.66% )	46%	$212,875
Year Ended 10/31/2023	$53.73	18.54%	1.55%	1.55% (c)	(0.65% )	22%	$150,139
Year Ended 10/31/2022	$47.14	(24.94% )	1.54% (d)	1.54% (c),(d)	(0.78% )	17%	$122,031
Year Ended 10/31/2021	$70.73	63.07%	1.54% (d)	1.54% (c),(d)	(0.53% )	31%	$171,865
Class S
Six Months Ended 4/30/2026 (Unaudited)	$128.14	29.13%	1.01%	1.00%	(0.42% )	17%	$14,990
Year Ended 10/31/2025	$107.11	53.67%	1.03%	1.00% (c)	(0.31% )	25%	$13,290
Year Ended 10/31/2024 (e)	$79.16	0.01%	1.04%	1.02%	(0.77% )	46%	$12,148
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements
April 30, 2026 (Unaudited)
Note 1. Organization
Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to
Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet

Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2026:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	38,283,626
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	863,818	6,729,552	7,593,370

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(23,429,759)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended April 30, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	155,974
Option contracts written	(8,029,998)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of April 30, 2026:
Morgan Stanley
Liabilities
Call option contracts written	$38,283,626
Total financial and derivative net assets	(38,283,626)
Total collateral received (pledged) (a)	(38,283,626)
Net amount (b)	$-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2026 was 0.903% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
For the six months ended April 30, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.10
Class S	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,422,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	699,774
Class C	—	1.00 (b)	3,866

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2026 through February 28, 2027 (%)	Prior to March 1, 2026 (%)
Class A	1.25	1.25
Class C	2.00	2.00
Institutional Class	1.00	1.00
Institutional 2 Class	0.95	0.96
Institutional 3 Class	0.90	0.91
Class R	1.50	1.50
Class S	1.00	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,728,558,000	2,644,394,000	(192,155,000)	2,452,239,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $581,441,678 and $708,158,119, respectively, for the six months ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2026.
Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, affiliated shareholders of record owned 27.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations,

Columbia Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Seligman Global Technology Fund  | 2026

Columbia Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR220_(06/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	June 22, 2026